Earnings (Loss) Per Share - Computation of basic and diluted loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (3,582)			$ (2,130)			$ (15,696)	$ (21,141)	$ 11,156	$ (36,919)	$ (78,506)
Net income attributable to the redeemable noncontrolling interest	67	$ 85	$ 60	62	$ 323	$ 383	212	768	820	273	(971)
Allocation of undistributed earnings to convertible preferred stock									$ 10,336
Net Income (Loss) Available to Common Stockholders, Basic, Total	$ (3,786)			$ (2,192)			$ (15,735)	$ (21,909)		$ (37,192)	$ (77,535)
Denominator:
Weighted-average shares - basic	60,840			39,043			57,072	39,009	39,027	38,571	37,856
Weighted-average shares - diluted	60,840			39,043			57,072	39,009	39,027	38,571	37,856
Net loss per common share - basic	$ (0.06)			$ (0.06)			$ (0.28)	$ (0.56)	$ 0.00	$ (0.96)	$ (2.05)
Net loss per common share - diluted	$ (0.06)			$ (0.06)			$ (0.28)	$ (0.56)	$ 0.00	$ (0.96)	$ (2.05)